UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Share premium [1]	Share-based compensation reserves [1]	Foreign currency translation reserve [1]	Retained earnings/(accumulated losses) [1]
Beginning balance at Dec. 31, 2022	$ 744,312	$ 33	$ 1,657,015	$ 39,049	$ 14,671	$ (966,456)
Statement of changes in equity [Roll Forward]
Loss for the period	(112,101)					(112,101)
Other comprehensive loss:
Exchange differences on translation of foreign operations	13,507				13,507
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(98,594)				13,507	(112,101)
Exercise of share options	370		528	(158)
Reclassification of vested restricted share units	0		6,438	(6,438)
Equity-settled share-based compensation expense	7,069			7,069
Ending balance at Mar. 31, 2023	653,157	33	1,663,981	39,522	28,178	(1,078,557)
Other comprehensive loss:
Reserves	653,100
Reserves	1,251,335
Beginning balance at Dec. 31, 2023	1,251,371	36	2,637,120	54,621	44,304	(1,484,710)
Statement of changes in equity [Roll Forward]
Loss for the period	(59,793)					(59,793)
Other comprehensive loss:
Exchange differences on translation of foreign operations	(47,993)				(47,993)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(107,786)				(47,993)	(59,793)
Exercise of share options	1,771		2,668	(897)
Reclassification of vested restricted share units	0		6,081	(6,081)
Equity-settled share-based compensation expense	18,703			18,703
Ending balance at Mar. 31, 2024	1,164,059	$ 36	$ 2,645,869	$ 66,346	$ (3,689)	$ (1,544,503)
Other comprehensive loss:
Reserves	$ 1,164,023

[1]	These reserve accounts comprise the consolidated reserves of $1,164.0 million and $653.1 million in the consolidated statements of financial position as at March 31, 2024 and, 2023, respectively